Shareholders’ Equity (Details Narrative) - USD ($)																			1 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	May 23, 2023	May 19, 2023	Jan. 27, 2023	Nov. 29, 2022	Oct. 15, 2022	Sep. 22, 2022	Aug. 16, 2022	Feb. 21, 2022	Oct. 28, 2021	Oct. 02, 2021	Jul. 26, 2021	Apr. 07, 2021	Jan. 30, 2021	Oct. 20, 2020	Oct. 05, 2020	Jun. 05, 2020	Aug. 13, 2019	May 21, 2019	Mar. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jul. 06, 2022	Jul. 05, 2022	Jul. 02, 2022	Jul. 01, 2022	Nov. 01, 2021	Sep. 24, 2020	Sep. 22, 2020	Jul. 02, 2020	May 31, 2018
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of stock																									$ 64,032	$ 829,663		$ 4,472,219		$ 19,005,323
Stock issued during period, value																				$ 47,382	$ 16,650	$ 935,662	$ 148,560					$ 4,915,931		$ 20,528,299
Common stock shares authorized																				60,000,000				60,000,000	60,000,000		60,000,000	60,000,000		60,000,000		30,000,000	60,000,000
Number of shares, granted																														1,633
Number of shares granted																												30,400		900
Number of shares vested																												14,896		6,896
Common stock, par value																				$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Theralink Technologies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of stock																															$ 1,350,000
Issuance initial public offering			$ 950,000
Stock issued during period, value
Common stock shares authorized																				100,000,000,000		12,000,000,000			100,000,000,000	12,000,000,000	100,000,000,000		100,000,000,000		100,000,000,000			100,000,000,000			12,000,000,000	6,666,667	12,000,000,000
Warrants to purchase common shares			298,571,429	16,393,443
Number of shares, granted																													1,901,410,519
Conversion of stock shares converted																													280,475,491
Common stock, par value	$ 0.001																			$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Outstanding restricted stock of its common stock																		$ 9,250
Number of shares granted																	1,000
Number of shares vested														10,000
Non Qualified Stock Options [Member] | Various Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares, granted																									4,368			9,152
Vesting period																									4 years			4 years
vesting percentage																									25.00%			25.00%
Remaining vesting percentage																									75.00%			75.00%
2018 Incentive Compensation Plan Member [Member]
Subsidiary, Sale of Stock [Line Items]
Reserving for issuance																																66,667	33,333							33,333
IPO [Member] | Theralink Technologies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance initial public offering				$ 412,092
Warrants to purchase common shares				157,142,857
Underwriters [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued												39,792
Issuance initial public offering												$ 1,910,000
Shares issued, price per share												$ 48.00
Stock issued during period, value												$ 115,000
Underwriters [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of over-allotment option exercised												15.00%
Non Executive Staff And Contractors [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period													1 year
Number of shares granted													567
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted									333
Executive [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted								3,333
Board Members [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted		8,767			10,000	10,000
Certain Employees And Executive [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period						1 year
Number of shares granted						17,067
Ascendiant Capital Markets [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of stock																			$ 17,000,000.0
Number of shares issued																			354,167
Issuance initial public offering																			$ 1,200,000
Payment for indebtedness																			$ 1,800,000
Onc Bio Mune Sub Inc [Member] | Investor [Member] | Theralink Technologies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of stock											$ 1,000
Number of shares issued											10,000
Onc Bio Mune Sub Inc [Member] | Various Investors [Member] | Theralink Technologies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of stock											$ 1,000
Number of shares issued											10,000
I M A C Holdings Inc [Member] | Theralink Technologies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value	$ 0.001
Percentage of shares outstanding	85.00%
At The Market Issuance Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, value, issued for services															$ 5,000,000
Sale of stock , shares															83,918													32,526		127
Gross proceeds from issuance of stock															$ 3,800,000
Sale of stock, value																												$ 900,000		$ 8,000.000
Stock Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										27,027
Stock Purchase Agreement [Member] | Louisiana Acquistion [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination, consideration transferred										$ 1,200,000
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price																																				$ 0.00366
Securities Purchase Agreement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrant							$ 3,900,000
Securities Purchase Agreement [Member] | Series One Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares							172,149
Warrants exercise price							$ 28.50
Securities Purchase Agreement [Member] | Series Two Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common shares							172,149
Warrants exercise price							$ 28.50
Securities Purchase Agreement [Member] | Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued							172,149
Share price							$ 22.80
Warrants to purchase common shares							172,149
Warrants exercise price							$ 28.50
Proceeds from issuance of warrant							$ 3,900,000
Asset Purchase Agreement [Member] | Series D One Preferred Stock [Member] | Theralink Technologies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																1,000
Common stock shares authorized																6,666,667				12,000,000,000					12,000,000,000		12,000,000,000		12,000,000,000
Conversion of stock shares converted																5,081,549,184
Percentage of voting Interests acquired																54.55%
Asset Purchase Agreement [Member] | Avant [Member] | Theralink Technologies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock percentage of ownership after transaction																											54.55%		54.55%
Asset Purchase Agreement [Member] | Avant [Member] | Series D One Preferred Stock [Member] | Theralink Technologies Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of voting Interests acquired																54.55%